Eaton Vance
Focused Global Opportunities Fund
August 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 97.3%
Security	Shares	Value
Australia — 2.4%
CSL, Ltd.	809	$ 161,814
		$ 161,814
Denmark — 2.3%
Novo Nordisk A/S, Class B	1,483	$ 158,553
		$ 158,553
France — 7.3%
LVMH Moet Hennessy Louis Vuitton SE	178	$ 114,858
Safran S.A.	1,354	138,046
Sanofi	1,746	142,735
Schneider Electric SE	858	101,980
		$ 497,619
Germany — 3.6%
adidas AG	898	$ 133,158
Siemens AG	1,098	111,221
		$ 244,379
Hong Kong — 2.6%
AIA Group, Ltd.	18,471	$ 177,714
		$ 177,714
India — 2.0%
HDFC Bank, Ltd. ADR	2,300	$ 140,415
		$ 140,415
Ireland — 1.0%
Kingspan Group PLC	1,158	$ 65,565
		$ 65,565
Japan — 2.2%
Nihon M&A Center Holdings, Inc.	5,540	$ 68,659
Recruit Holdings Co., Ltd.	2,620	83,291
		$ 151,950
Netherlands — 3.1%
ASML Holding NV	222	$ 108,362
Stellantis NV	7,760	103,367
		$ 211,729
Security	Shares	Value
Spain — 4.2%
Amadeus IT Group S.A.(1)	1,897	$ 100,141
Iberdrola S.A.	18,294	190,472
		$ 290,613
Switzerland — 9.4%
Nestle S.A.	2,426	$ 283,898
Roche Holding AG PC	528	170,143
TE Connectivity, Ltd.	1,529	192,975
		$ 647,016
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	992	$ 82,683
		$ 82,683
United Kingdom — 1.8%
RELX PLC	4,644	$ 121,789
		$ 121,789
United States — 54.2%
Alphabet, Inc., Class A(1)	3,320	$ 359,291
Amazon.com, Inc.(1)	1,860	235,792
AMETEK, Inc.	942	113,191
Boston Scientific Corp.(1)	4,906	197,761
CDW Corp.	1,049	179,065
Citigroup, Inc.	4,288	209,297
Coca-Cola Co. (The)	5,075	313,178
Danaher Corp.	753	203,242
GXO Logistics, Inc.(1)	2,552	113,258
Ingersoll Rand, Inc.	2,827	133,915
Intuitive Surgical, Inc.(1)	500	102,870
Lowe's Cos., Inc.	509	98,817
Microsoft Corp.	1,666	435,609
Mondelez International, Inc., Class A	3,272	202,406
Verisk Analytics, Inc.	663	124,087
Visa, Inc., Class A	1,138	226,132
Walt Disney Co. (The)(1)	1,740	195,019
Wells Fargo & Co.	4,079	178,293
Zoetis, Inc.	583	91,257
		$3,712,480
Total Common Stocks (identified cost $5,975,483)		$6,664,319

Eaton Vance
Focused Global Opportunities Fund
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.11%(2)	195,810	$ 195,810
Total Short-Term Investments (identified cost $195,810)		$ 195,810

Total Investments — 100.1% (identified cost $6,171,293)	$6,860,129
Other Assets, Less Liabilities — (0.1)%	$ (10,194)
Net Assets — 100.0%	$6,849,935
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2022.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Information Technology	19.3%	$1,324,967
Health Care	17.9	1,228,375
Industrials	17.2	1,175,002
Consumer Staples	11.7	799,482
Financials	10.3	705,719
Consumer Discretionary	10.0	685,992
Communication Services	8.1	554,310
Utilities	2.8	190,472
Short-Term Investments	2.8	195,810
Total Investments	100.1%	$6,860,129
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

The Fund did not have any open derivative instruments at August 31, 2022.
Affiliated Investments
At August 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $195,810, which represents 2.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended August 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$172,262	$847,305	$(1,019,567)	$ —	$ —	$ —	$34	—
Liquidity Fund	—	484,831	(289,021)	—	—	195,810	660	195,810
Total				$ —	$ —	$195,810	$694
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Focused Global Opportunities Fund
August 31, 2022
Portfolio of Investments (Unaudited) — continued

At August 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 223,098	$ 491,478	$ —	$ 714,576
Developed Europe	192,975	2,044,288	—	2,237,263
North America	3,712,480	—	—	3,712,480
Total Common Stocks	$4,128,553	$2,535,766*	$ —	$6,664,319
Short-Term Investments	$ 195,810	$ —	$ —	$ 195,810
Total Investments	$4,324,363	$2,535,766	$ —	$6,860,129
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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